Life Insurance Operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortization of policy acquisition costs charged to income	$ 111	¥ 9,106	¥ 9,661	¥ 10,994